OTHER ASSETS	12 Months Ended
Dec. 31, 2020
OTHER ASSETS
OTHER ASSETS

9.   OTHER ASSETS

	As of December 31,
	2019	2020

	(HK$ in thousands)
Refundable deposit	32,873	150,733
Property and equipment, net (Note 7)	117,630	108,316
Staff advances	61,745	36,468
Deferred tax assets (Note 25)	1,576	17,174
Intangible assets, net (Note 8)	7,693	10,216
Others	17,918	70,419
Total	239,435	393,326